Deposits	12 Months Ended
Mar. 31, 2014
Deposits

16. Deposits

Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2013 and March 31, 2014 were as follows:

	As of March 31,
	2013		2014		2014
	(In millions)
Interest-bearing:
Savings deposits	Rs.	882,099.8	Rs.	1,031,326.1	US$	17,188.8
Time deposits		1,556,162.2		2,025,828.4		33,763.8

Total interest-bearing deposits		2,438,262.0		3,057,154.5		50,952.6
Non-interest-bearing deposits		522,271.9		612,845.6		10,214.1

Total	Rs.	2,960,533.9	Rs.	3,670,000.1	US$	61,166.7

As of March 31, 2013 and March 31, 2014, time deposits of Rs. 1,230,190.8 million and Rs. 1,327,554.2 million, respectively, had a residual maturity of less than one year. The remaining deposits mature between one and ten years.

As of March 31, 2013 and March 31, 2014, time deposits in excess of Rs. 0.1 million aggregated Rs. 1,442,585.6 million and Rs. 1,872,806.1 million, respectively.

As of March 31, 2014, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2014
	(In millions)
Due to mature in the fiscal year ending March 31:
2015	Rs.	1,327,554.2	US$	22,125.9
2016		266,112.7		4,435.2
2017		276,301.9		4,605.0
2018		69,396.6		1,156.6
2019		79,548.4		1,325.8
Thereafter		6,914.6		115.3

Total	Rs.	2,025,828.4	US$	33,763.8